Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

8. Income Taxes

The Company has not recognized any income tax provision (benefit) for the three and six months ended June 30, 2014, and June 30, 2013 due to continuing losses from operations.
The U.S. statutory federal income tax rate is reconciled to the Company’s effective income tax rate as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Tax benefit at 35% federal statutory rate	$984	$1,266	$491	$3,523
State tax benefit, net of federal benefit	85	109	42	50
Noncontrolling interest	(24)	(60)	(60)	(464)
Valuation allowance	(1,662)	(3,116)	(2,379)	(2,957)
Other	617	1,801	1,906	(152)
Total	$—	$—	$—	$—
The effects of temporary differences and other items that give rise to deferred tax assets and liabilities are presented below (in thousands):

	June 30, 2014	December 31, 2013
Deferred tax assets:
Capitalized start up costs	$23	$24
Deferred transaction costs	842	—
Stock-based compensation	622	622
Net operating loss carryover	63,453	62,372
Other	3	18
Deferred tax assets	64,943	63,036
Valuation allowance	(64,311)	(61,111)
Deferred tax liabilities:
Property, plant and equipment	(8)	(11)
Investment in partnership	(624)	(1,914)
Deferred tax liabilities	(632)	(1,925)
Net deferred tax asset	$—	$—
The Company assesses the recoverability of deferred tax assets and the need for a valuation allowance on an ongoing basis. In making this assessment, management considers all available positive and negative evidence to determine whether it is more likely than not that some portion or all of the deferred tax assets will be realized in future periods. This assessment requires significant judgment and estimates involving current and deferred income taxes, tax attributes relating to the interpretation of various tax laws, historical bases of tax attributes associated with certain assets and limitations surrounding the realization of deferred tax assets.
As of June 30, 2014, the net operating loss carryforward was $181.3 million, which will begin to expire if not used by December 31, 2029. The U.S. federal statute of limitations remains open for our 2010 and subsequent tax years.

11.	Income Taxes

The Company has not recognized any income tax provision (benefit) for the years ended December 31, 2013, and 2012 due to continuing losses from operations.

The U.S. statutory federal income tax rate is reconciled to the Company’s effective income tax rate as follows (in thousands):

	Years Ended December 31,
	2013	2012
Tax benefit at 35% federal statutory rate	$16,587	$16,213
State tax benefit, net of federal benefit	237	232
Noncontrolling interest	(2,365)	(2,300)
Valuation allowance	(13,567)	(14,273)
Other	(892)	128
Total	$—	$—

The effects of temporary differences and other items that give rise to deferred tax assets and liabilities are presented below (in thousands):

	December 31,
	2013	2012
Deferred tax assets:
Capitalized start up costs	$24	$3,253
Stock-based compensation	622	965
Net operating loss carryover	62,372	84,960
Other	18	266
Deferred tax assets	63,036	89,444
Valuation allowance	(61,111)	(47,544)
Deferred tax liabilities:
Property, plant and equipment	(11)	(41,900)
Investment in partnership	(1,914)	—
Deferred tax liabilities	(1,925)	(41,900)
Net deferred tax asset	$—	$—

The Company assesses the recoverability of deferred tax assets and the need for a valuation allowance on an ongoing basis. In making this assessment, management considers all available positive and negative evidence to determine whether it is more likely than not that some portion or all of the deferred tax assets will be realized in future periods. This assessment requires significant judgment and estimates involving current and deferred income taxes, tax attributes relating to the interpretation of various tax laws, historical bases of tax attributes associated with certain assets and limitations surrounding the realization of deferred tax assets.

As of December 31, 2013, the net operating loss carryforward was $178.2 million, which will begin to expire if not used by December 31, 2028. The U.S. federal statute of limitations remains open for our 2010 and subsequent tax years.